Condensed Consolidated Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 6,501	$ 8,380
Marketable securities and warrants	1,831	2,350
Trade receivables	1,254	1,782
VAT recoverable	4,981	5,573
Inventories	2,982	2,385
Other current assets	1,472	1,323
Current assets	19,021	21,793
Non-current assets
Property, plant and equipment	24,682	25,830
Mineral rights	20,448	20,511
Deferred income tax assets	4,981	5,145
Total assets	69,132	73,279
Current liabilities
Trade and other payables	6,776	8,172
VAT payable	3,208	3,415
Current portion of long-term lease liabilities	353	405
Current liabilities	10,337	11,992
Non-current liabilities
Convertible debentures	8,012	7,283
Long-term lease liabilities	375	425
Provisions	2,183	2,208
Deferred income tax liabilities	895	929
Total liabilities	21,802	22,837
Equity
Share capital	136,363	136,199
Contributed surplus	34,634	34,015
Accumulated other comprehensive loss	(16,353)	(15,380)
Deficit	(107,314)	(104,392)
Total equity	47,330	50,442
Total liabilities and equity	$ 69,132	$ 73,279